787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

October 31, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Value Opportunities Fund, Inc.

Post-Effective Amendment No. 59 under the Securities Act of 1933 and Amendment No. 58 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 002-60836 and File No. 811-02809)

Ladies and Gentlemen:

On behalf of BlackRock Value Opportunities Fund, Inc. (the “Fund”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 59 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act. The material disclosure changes that necessitated filing the Amendment pursuant to Rule 485(a)(1) are identical to those disclosure reviewed by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission in Post-Effective Amendment No. 54 (“PEA 54”) filed on April 10, 2017, other than changes made in response to Staff comments. The Fund has responded to the Staff’s comments to PEA 54 by separate correspondence filed on August 16, 2017.

The Amendment reflects, and PEA 54 reflected, certain changes to the Fund’s investment objective, investment process, investment strategies, investment risks and fundamental and non-fundamental investment restrictions, as noted in Supplements to the Fund’s Prospectus filed on March 29, 2017, July 28, 2017 and September 12, 2017. In addition, we note that the Fund will be renamed BlackRock Advantage U.S. Total Market Fund, Inc. The implementation of these changes (other than the changes to the Fund’s non-fundamental investment restrictions) is subject to shareholder approval of the changes to the Fund’s investment objective or fundamental investment restrictions, as applicable, as further described in the definitive proxy materials filed on May 8, 2017. The Fund obtained approval of such changes at a special meeting of shareholders held on October 30, 2017.

NEW YORK    WASHINGTON    HOUSTON    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    ROME

in alliance with Dickson Minto W.S., London and Edinburgh

The Fund intends to file a separate request for acceleration of the Amendment’s effective date.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8955.

Very truly yours,

/s/ Bissie K. Bonner
Bissie K. Bonner

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock, Inc.

Gladys Chang, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP